Shareholders equity - At-the-market equity offering (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	May 11, 2020	Apr. 28, 2020	Dec. 31, 2020
Shareholders' equity
Maximum value of shares that can be issued from treasury to public	$ 300.0	$ 200.0
Average price per common share			$ 128.96
Gross proceeds from share issues			$ 136.0
Net proceeds from share issues			133.7
Share issuance agent commission costs			1.4
Share issue costs and expense			$ 0.9
Share Capital
Shareholders' equity
Number of shares issued at At-the-market equity offering			1,054,800